Share-Based Compensation (Schedule Of Share-Based Compensation Arose Under Awards) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 35.3	$ 31.5	$ 31.5
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	14.0	13.4	16.8
RSUs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	20.7	17.2	13.6
EEPP [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 0.6	$ 0.9	$ 1.1